Cash Equivalents and Marketable Securities - Estimated Fair Value of Cash Equivalents and Marketable Securities and the Gross Unrealized Gains and Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash equivalents:
Amortized Cost	$ 186,563	$ 26,007
Gross Unrealized Gains	6	1
Gross Unrealized Losses	0	(3)
Estimated Fair Value	186,569	26,005
Marketable securities:
Amortized Cost	150,101	20,877
Gross Unrealized Gains	284	2
Gross Unrealized Losses	(1)	(31)
Estimated Fair Value	150,384	20,848
Money market funds
Cash equivalents:
Amortized Cost	150,648	15,250
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	150,648	15,250
Commercial paper
Cash equivalents:
Amortized Cost	24,950	7,021
Gross Unrealized Gains	5	1
Gross Unrealized Losses	0	(2)
Estimated Fair Value	24,955	7,020
Marketable securities:
Amortized Cost	79,124	16,644
Gross Unrealized Gains	62	2
Gross Unrealized Losses	0	(25)
Estimated Fair Value	79,186	16,621
Corporate bonds
Marketable securities:
Amortized Cost	32,984	3,738
Gross Unrealized Gains	81	0
Gross Unrealized Losses	(1)	(6)
Estimated Fair Value	33,064	3,732
U.S. government treasury securities
Cash equivalents:
Amortized Cost	10,965
Gross Unrealized Gains	1
Gross Unrealized Losses	0
Estimated Fair Value	10,966
Marketable securities:
Amortized Cost	21,846
Gross Unrealized Gains	31
Gross Unrealized Losses	0
Estimated Fair Value	21,877
U.S. government agency securities
Cash equivalents:
Amortized Cost		3,736
Gross Unrealized Gains		0
Gross Unrealized Losses		(1)
Estimated Fair Value		3,735
Marketable securities:
Amortized Cost	16,147	495
Gross Unrealized Gains	110	0
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 16,257	$ 495